Schedule of warrant activities (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Ending balance	8,917,250	8,917,250
Ordinary Shares Issuable, Ending balance	222,931	222,931
Weighted Average Exercise Price, Ending balance	$ 230.00	$ 230.00
Average Remaining Contractual Life, Outstanding	1 year 4 months 17 days	1 year 10 months 17 days	2 years 10 months 17 days
Warrants, Granted
Ordinary Shares Issuable, Granted
Weighted Average Exercise Price, Granted
Warrants, Forfeited
Ordinary Shares Issuable, Forfeited
Weighted Average Exercise Price, Forfeited
Warrants, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Exercised
Warrants Outstanding, Ending balance	8,917,250	8,917,250	8,917,250
Ordinary Shares Issuable, Ending balance	222,931	222,931	222,931
Weighted Average Exercise Price, Ending balance	$ 230.00	$ 230.00	$ 230.00